Submission	Dec. 02, 2025
Submission [Line Items]
Central Index Key	0001932393
Registrant Name	GE HealthCare Technologies Inc.
Registration File Number	333-280584
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A